UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04636

                                 THE GALAXY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   ROBERT J. FITZPATRICK, ASSISTANT SECRETARY
                       C/O COLUMBIA MANAGEMENT GROUP, INC
                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 866-840-5469
                                                           ---------------------

                      Date of fiscal year end: MAY 31, 2005
                                              ----------------------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

CORPORATE NOTES AND BONDS - 34.18%

               FINANCE - 34.18%

$ 50,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               2.64%, 03/03/06 (A)                              $    50,000,000
  10,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               2.63%, 03/21/06 (A)(B)                                10,000,000
  13,000,000   CC USA, Inc., MTN
               2.40%, 12/02/05 (A)(B)                                12,997,292
  20,000,000   Fifth Third Bancorp
               Extendible
               2.57%, 03/23/06 (A)(B)                                20,000,000
  25,000,000   First Tennessee Bank, BN
               2.75%, 05/03/05 (A)                                   25,000,897
  60,000,000   General Electric Capital Corp.
               MTN, Extendible
               2.69%, 03/17/06 (A)                                   60,003,739
  25,000,000   Goldman Sachs Group LP
               MTN, Extendible
               2.81%, 03/15/06 (A)(B)(C)                             25,019,120
   2,000,000   Gulf Gate Apartments
               Series 2003
               2.65%, 09/01/28 (D)
               LOC: Wells Fargo Bank, N.A.                            2,000,000
  20,000,000   Harrier Finance Funding LLC
               Series 2, MTN
               2.66%, 10/25/05 (A)(B)                                20,000,000
  15,000,000   HBOS Treasury Services Plc
               Series 1, MTN
               2.72%, 07/29/05 (A)(B)                                15,005,554
  20,000,000   HBOS Treasury Services Plc
               MTN, Extendible
               2.61%, 03/01/06 (A)(B)                                20,000,000
  20,000,000   MBIA Global Funding LLC, MTN
               2.63%, 07/29/05 (A)(B)                                20,000,000
  40,000,000   Morgan Stanley
               Series EXL, Extendible
               2.71%, 03/27/06 (A)                                   40,000,000
  15,000,000   Royal Bank of Canada
               Series 1, MTN, Extendible
               2.60%, 03/10/06 (A)                                   15,000,000
  10,000,000   Sedna Finance, Inc., MTN
               2.59%, 10/14/05 (A)(B)                                10,000,000
  15,000,000   Sigma Finance, Inc.
               Series 2, MTN
               2.55%, 10/17/05 (A)(B)                                14,997,180
  10,000,000   Sigma Finance, Inc., MTN
               2.71%, 01/23/06 (A)(B)                                10,004,216
  25,000,000   Tango Finance Corp., MTN
               2.65%, 01/17/06 (A)(B)                                25,002,799

PAR VALUE                                                                VALUE*
---------                                                                ------
               FINANCE (CONTINUED)

$ 30,000,000   US Bank, N.A., BN
               2.77%, 02/17/06 (A)                              $    29,999,766
  25,000,000   Wells Fargo & Co.
               Extendible
               2.56%, 03/15/06 (A)(B)                                25,000,000
  20,000,000   White Pine Finance LLC, MTN
               2.39%, 09/07/05 (A)(B)                                19,995,858
                                                                ---------------
                                                                    470,026,421
                                                                ---------------
               TOTAL CORPORATE NOTES AND BONDS                      470,026,421
                                                                ---------------
               (Cost $470,026,421)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.84%

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.00%

  35,000,000   2.42%, 09/09/05 (A)                                   35,000,000
  50,000,000   2.55%, 10/07/05 (A)                                   50,000,000
  25,000,000   2.73%, 11/07/05 (A)                                   25,000,000
                                                                ---------------
                                                                    110,000,000
                                                                ---------------

               FEDERAL HOME LOAN BANK - 7.89%

  10,000,000   1.50%, 03/01/05                                       10,000,000
   6,500,000   1.40%, 04/04/05                                        6,500,000
  20,000,000   1.45%, 04/04/05                                       20,000,000
  19,000,000   1.35%, 04/15/05                                       19,000,000
  15,000,000   2.59%, 04/19/05 (A)                                   14,999,399
  20,000,000   2.57%, 04/25/05 (A)                                   19,998,788
   8,000,000   1.30%, 04/27/05                                        7,999,383
  10,000,000   1.35%, 04/29/05                                       10,000,000
                                                                ---------------
                                                                    108,497,570
                                                                ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.95%

  40,000,000   2.46%, 03/23/05 (A)                                   39,999,515
  18,000,000   1.55%, 05/04/05                                       18,000,000
  10,000,000   1.75%, 05/23/05                                       10,000,000
                                                                ---------------
                                                                     67,999,515
                                                                ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             286,497,085
                                                                ---------------
               (Cost $286,497,085)

MUNICIPAL SECURITIES - 18.69%

               GEORGIA - 0.93%

  12,755,000   De Kalb County Development Authority
               Emory University, Series B, GO
               2.57%, 11/01/25 (D)                                   12,755,000
                                                                ---------------

GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                               VALUE*
---------                                                               ------
               ILLINOIS - 0.76%

$ 10,500,000   Memorial Health System
               2.58%, 10/01/24 (D)
               LOC: JPMorgan Chase Bank                         $    10,500,000
                                                                ---------------

               KENTUCKY - 0.84%

  11,530,000   Hardin County
               Industrial Building Revenue
               Refunding & Improvement
               St. James Group
               2.60%, 03/01/27 (D)
               LOC: FHLB                                             11,530,000
                                                                ---------------

               MAINE - 3.27%

  45,000,000   Portland, Pension Bonds, GO
               2.57%, 06/01/26 (D)
               SPA: Landesbank Hessen-Thuringen GZ                   45,000,000
                                                                ---------------

               MARYLAND - 5.31%

  22,110,000   Baltimore Community
               Development Financing Corp.
               2.57%, 08/15/30 (D)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                              22,110,000
  44,700,000   Baltimore Project Revenue
               Baltimore Package Facilities
               2.62%, 07/01/32 (D)
               Insured: FGIC
               SPA: Dexia Credit Local de France                     44,700,000
   6,135,000   Maryland State
               Health & Higher Education Authority
               Charlestown Project, Series B
               2.60%, 01/01/28 (D)
               LOC: Wachovia Bank, N.A.                               6,135,000
                                                                ---------------
                                                                     72,945,000
                                                                ---------------

               MASSACHUSETTS - 0.30%

     110,000   Massachusetts State, HFA
               Housing Revenue
               Avalon Mills, Inc., Series A
               2.57%, 06/01/34 (D)
               LOC: JPMorgan Chase Bank                                 110,000
   4,000,000   Massachusetts State, HFA
               Housing Revenue
               Avalon Upper Falls LLC, Series A
               2.57%, 12/01/34 (D)
               LOC: JPMorgan Chase Bank                               4,000,000
                                                                ---------------
                                                                      4,110,000
                                                                ---------------

PAR VALUE                                                                VALUE*
---------                                                                ------
               MICHIGAN - 0.72%

$  9,850,000   Michigan State University
               Series C
               2.57%, 02/15/33 (D)
               SPA: Landesbank Hessen-Thuringen GZ              $     9,850,000
                                                                ---------------

               MINNESOTA - 1.09%

  15,000,000   St. Paul Housing & Redevelopment Authority
               Land Assembly Revenue
               Housing 5000 Project
               2.63%, 01/01/24 (D)
               LOC: U.S. Bank, N.A.                                  15,000,000
                                                                ---------------

               NEW HAMPSHIRE - 0.80%

  10,000,000   New Hampshire State Business
               Finance Authority
               Student Guaranteed
               Series B
               2.65%, 11/01/20 (D)
               SPA: Bank of New York                                 10,000,000
   1,000,000   New Hampshire, HEFA
               Easter Seals, Series B
               2.69%, 12/01/08 (D)
               LOC: Citizens Bank                                     1,000,000
                                                                ---------------
                                                                     11,000,000
                                                                ---------------

               NEW JERSEY - 1.38%

  19,000,000   New Jersey, EDA
               State Pension Funding Revenue
               2.57%, 02/15/29 (D)
               Insured: FSA
               SPA: Dexia Credit Local de France                     19,000,000
                                                                ---------------

               NEW YORK - 2.92%

  40,100,000   New York
               Series A-9, GO
               2.57%, 11/01/23 (D)
               Insured: FGIC
               SPA: FGIC SPI                                         40,100,000
                                                                ---------------

               OHIO - 0.37%

   5,160,000   Richland County
               Healthcare Facilities Revenue
               Wesleyan, Series B
               2.57%, 11/01/27 (D)
               LOC: JPMorgan Chase Bank                               5,160,000
                                                                ---------------
               TOTAL MUNICIPAL SECURITIES                           256,950,000
                                                                ---------------
               (Cost $256,950,000)

GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                               VALUE*
---------                                                               ------
CERTIFICATES OF DEPOSIT - 8.73%

$ 23,000,000   Barclays Bank Plc, Yankee
               2.58%, 05/25/05 (A)                              $    22,998,363
  60,000,000   Canadian Imperial Bank of Commerce N.Y.
               Yankee, Extendible
               2.64%, 03/15/06 (A)                                   60,000,000
  12,000,000   Credit Suisse First Boston N.Y., Yankee
               2.57%, 12/29/05 (A)                                   12,001,998
  25,000,000   Unicredito Italiano N.Y.
               2.63%, 07/27/05 (A)                                   24,993,196
                                                                ---------------
               TOTAL CERTIFICATES OF DEPOSIT                        119,993,557
                                                                ---------------
               (Cost $119,993,557)

COMMERCIAL PAPER - 6.68%

               FINANCE - 6.68%

  24,500,000   Atlantis One Funding
               2.77%, 05/18/05 (E)(F)                                24,354,021
   5,848,000   Cancara Asset Security, Ltd.
               2.76%, 05/18/05 (E)(F)                                 5,813,282
  10,000,000   CC USA, Inc.
               2.76%, 05/18/05 (B)(E)                                 9,940,633
  29,000,000   Grampian Funding LLC
               2.89%, 06/30/05 (E)(F)                                28,721,229
  10,000,000   K2 (USA) LLC
               2.02%, 03/21/05 (B)(E)                                 9,988,889
  13,000,000   Whistlejacket Capital, Ltd.
               2.54%, 04/15/05 (A)(B)                                12,999,526
                                                                ---------------
                                                                     91,817,580
                                                                ---------------
               TOTAL COMMERCIAL PAPER                                91,817,580
                                                                ---------------
               (Cost $91,817,580)

REPURCHASE AGREEMENTS - 10.90%

  65,000,000   Repurchase Agreement with:
               Citigroup
               2.675%, Due 03/01/05
               Dated 02/28/05
               Repurchase Price $65,004,830
               (Collateralized by Corporate
               Bonds & Asset-Backed Securities
               in a joint trading account,
               zero coupon - 9.22%
               Due 06/15/05 - 08/25/44;
               Total Par $70,223,891
               Market Value $68,250,000)                             65,000,000

PAR VALUE                                                                VALUE*
---------                                                                ------

REPURCHASE AGREEMENTS (continued)

$ 55,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.675%, Due 03/01/05
               Dated 02/28/05
               Repurchase Price $55,004,087
               (Collateralized by Corporate
               Bonds in a joint trading
               account, 6.38% - 8.00%
               Due 02/15/06 - 11/01/11;
               Total Par $53,671,750
               Market Value $57,750,410)                        $    55,000,000
  29,873,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.64%, Due 03/01/05
               Dated 02/28/05
               Repurchase Price $29,875,191
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, zero coupon
               Due 09/01/24 - 02/01/35;
               Total Par $30,402,068
               Market Value $30,769,387)                             29,873,000
                                                                ---------------
               TOTAL REPURCHASE AGREEMENTS                          149,873,000
                                                                ---------------
               (Cost $149,873,000)

TOTAL INVESTMENTS - 100.02%                                       1,375,157,643
                                                                ---------------
(Cost $1,375,157,643)**

NET OTHER ASSETS AND LIABILITIES - (0.02)%                             (293,238)
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,374,864,405
                                                                ===============

----------
*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of February 28, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of February
            28, 2005, these securities amounted to $280,951,067 or 20.43% of net assets. These securities are deemed to be liquid, except as described in (C).

GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

(C)         Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment
            Company Act of 1940, as amended. As of February 28, 2005, this security amounted to $25,019,120 or 1.81% of net assets.
(D)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of February 28, 2005.
(E)         Discount yield at time of purchase.
(F)         Securities exempt from registration under section 4(2) of the
            Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities
            Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
            As of February 28, 2005, these securities amounted to $58,888,532 or
            4.28% of net assets. These securities are deemed to be liquid.
BN          Bank Note
EDA         Economic Development Authority
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FHLB        Federal Home Loan Bank
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Agency
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
MTN         Medium Term Note
SPA         Stand-by Purchase Agreement

GALAXY GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.32%

               FEDERAL HOME LOAN BANK - 21.49%

$  6,000,000   1.50%, 03/01/05                                    $   6,000,000
   3,000,000   2.45%, 03/21/05, Series 434 (A)                        2,999,910
  22,000,000   2.55%, 04/07/05, Series 435 (A)                       22,000,000
   5,000,000   2.59%, 04/19/05, Series 437 (A)                        4,999,799
   7,000,000   2.57%, 04/25/05, Series 438 (A)                        6,999,576
  20,000,000   2.53%, 07/15/05, Series 445 (A)                       19,997,378
   7,500,000   2.49%, 09/16/05, Series 456 (A)                        7,498,179
                                                                  -------------
                                                                     70,494,842
                                                                  -------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.07%

  16,000,000   2.42%, 09/09/05 (A)                                   16,000,220
  25,000,000   2.55%, 10/07/05 (A)                                   25,003,550
  15,000,000   2.73%, 11/07/05 (A)                                   15,000,000
                                                                  -------------
                                                                     56,003,770
                                                                  -------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.63%

  15,000,000   2.46%, 03/23/05 (A)                                   14,999,818
   7,000,000   1.55%, 05/04/05                                        7,000,000
   6,000,000   1.60%, 05/13/05                                        6,000,000
   5,000,000   1.75%, 05/23/05                                        5,000,000
  15,000,000   2.56%, 10/21/05 (A)                                   14,993,707
                                                                  -------------
                                                                     47,993,525
                                                                  -------------

               FEDERAL FARM CREDIT BANK - 2.13%

   5,000,000   2.51%, 08/09/06 (A)                                    4,997,855
   2,000,000   2.50%, 10/04/06 (A)                                    1,998,683
                                                                  -------------
                                                                      6,996,538
                                                                  -------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             181,488,675
                                                                  -------------
               (Cost $181,488,675)

REPURCHASE AGREEMENTS - 44.76%

  71,868,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.64%, Due 03/01/05
               Dated 02/28/05
               Repurchase Price $71,873,270
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, zero coupon
               Due 09/01/24 - 02/01/35;
               Total Par $73,140,824
               Market Value $74,024,514)                             71,868,000

PAR VALUE                                                                VALUE*
---------                                                                ------

REPURCHASE AGREEMENTS (CONTINUED)

$ 75,000,000   Repurchase Agreement with:
               Greenwich Capital Markets
               2.65%, Due 03/01/05
               Dated 02/28/05
               Repurchase Price $75,005,521
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, 0.10% - 16.71%,
               Due 07/15/11 - 03/16/44;
               Total Par $192,307,886
               Market Value $77,250,038)                          $  75,000,000
                                                                  -------------
               TOTAL REPURCHASE AGREEMENTS                          146,868,000
                                                                  -------------
               (Cost $146,868,000)

TOTAL INVESTMENTS - 100.08%                                         328,356,675
                                                                  -------------
(Cost $328,356,675)**

NET OTHER ASSETS AND LIABILITIES - (0.08)%                             (250,110)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 328,106,565
                                                                  =============

----------
*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of February 28, 2005.

GALAXY U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
-----------                                                              ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.24%

               U.S. TREASURY BILLS - 81.26%

$ 40,000,000   1.92%, 03/03/05 (A)                                $  39,995,733
  25,000,000   2.18%, 03/03/05 (A)                                   24,996,986
  59,989,000   2.30%, 03/10/05 (A)                                   59,954,506
  20,000,000   1.84%, 03/17/05 (A)                                   19,983,778
  30,000,000   2.36%, 03/17/05 (A)                                   29,968,600
  30,000,000   2.17%, 03/24/05 (A)                                   29,958,600
  20,000,000   2.19%, 03/24/05 (A)                                   19,972,208
  29,606,000   2.15%, 03/31/05 (A)                                   29,553,203
  60,000,000   2.30%, 04/14/05 (A)                                   59,832,067
  30,000,000   2.32%, 04/21/05 (A)                                   29,902,038
  17,030,000   2.46%, 05/05/05 (A)                                   16,954,820
  25,000,000   2.58%, 07/07/05 (A)                                   24,773,333
                                                                  -------------
                                                                    385,845,872
                                                                  -------------

               FEDERAL HOME LOAN BANK - 9.51%

  10,000,000   1.50%, 03/01/05                                       10,000,000
  10,153,000   2.51%, 03/01/05 (A)                                   10,153,000
  25,000,000   2.53%, 07/15/05 (B)                                   24,996,722
                                                                  -------------
                                                                     45,149,722
                                                                  -------------

               FEDERAL FARM CREDIT BANK - 9.47%

  20,000,000   2.51%, 08/09/06 (B)                                   19,991,420
  25,000,000   2.53%, 01/25/07 (B)                                   24,992,955
                                                                  -------------
                                                                     44,984,375
                                                                  -------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS         475,979,969
                                                                  -------------
               (Cost $475,979,969)

TOTAL INVESTMENTS - 100.24%                                         475,979,969
                                                                  -------------
(Cost $475,979,969)**

NET OTHER ASSETS AND LIABILITIES - (0.24)%                           (1,161,941)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 474,818,028
                                                                  =============

----------
*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Discount yield at time of purchase.
(B)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of February 28, 2005.

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

MUNICIPAL SECURITIES - 99.70%

               ALASKA - 2.60%

$  2,670,000   Alaska Municipal Bond Bank Authority
               Series 2085, GO
               1.90%, 02/15/12 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital Services              $     2,670,000
  25,000,000   North Slope Borough
               Series A, GO
               1.92%, 06/30/10 (A)
               Insured: MBIA
               SPA: Dexia Credit Local de France                     25,000,000
                                                                ---------------
                                                                     27,670,000
                                                                ---------------

               ARIZONA - 2.24%

   2,000,000   Phoenix, IDA
               Multi-Family Housing Revenue
               Sunrise Vista Apartments
               Series A, AMT
               1.97%, 06/01/31 (A)
               LOC: Wells Fargo Bank, N.A.                            2,000,000
  19,000,000   Pima County, IDA
               Tucson Electric-Irvington
               Series A
               1.90%, 10/01/22 (A)
               LOC: Toronto-Dominion Bank                            19,000,000
   2,800,000   Tempe, IDA
               Centers for Habilitation
               1.97%, 12/01/21 (A)
               LOC: Wells Fargo Bank, N.A.                            2,800,000
                                                                ---------------
                                                                     23,800,000
                                                                ---------------

               CALIFORNIA - 0.30%

   3,225,000   Los Angeles Regional Airports
               Improvement Corp., Lease Revenue
               Los Angeles International Airports, AMT
               1.85%, 12/01/25 (A)
               LOC: Societe Generale                                  3,225,000
                                                                ---------------

               COLORADO - 3.11%

   6,915,000   Castle Pines
               North Metropolitan District, GO
               1.97%, 12/01/28 (A)
               LOC: U.S. Bank, N.A.                                   6,915,000
   8,330,000   Colorado Department of Transportation
               (Roaring Fork Municipal Products LLC
               Series 2004-3, Class A)
               1.94%, 12/15/16 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                                  8,330,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               COLORADO (CONTINUED)

$  4,210,000   Colorado Health Facilities Authority
               Golden West Manor Project
               Series A
               1.90%, 07/01/32 (A)
               LOC: U.S. Bank, N.A.                             $     4,210,000
   3,250,000   Lafayette Improvement District
               Special Assessment Revenue
               Special Improvement No. 02-01
               1.90%, 12/01/22 (A)
               LOC: Wells Fargo Bank, N.A.                            3,250,000
  10,300,000   Moffat County, PCR
               Pacificorp Project
               1.83%, 05/01/13 (A)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank                              10,300,000
                                                                ---------------
                                                                     33,005,000
                                                                ---------------

               DISTRICT OF COLUMBIA - 1.13%

  12,000,000   District of Columbia MultiModal Revenue
               The American National Red Cross Issue
               Series 00
               1.90%, 03/04/05
               LOC: JPMorgan Chase Bank                              12,000,000
                                                                ---------------

               FLORIDA - 1.96%

   6,300,000   Alachua County Health Facilities Authority
               Continuing Care
               Oak Hammock University Project
               Series A
               1.80%, 10/01/32 (A)
               LOC: BNP Paribas                                       6,300,000
   8,500,000   Alachua County Health Facilities Authority
               Shands Teaching Hospital
               Series A
               1.83%, 12/01/32 (A)
               LOC: SunTrust Bank, N.A.                               8,500,000
   6,000,000   Hillsborough County Aviation Authority
               (Roaring Fork Municipal Products LLC
               Series 2004-8, Class A), AMT
               2.01%, 10/01/15 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                                  6,000,000
                                                                ---------------
                                                                     20,800,000
                                                                ---------------

               GEORGIA - 5.31%

   4,230,000   Atlanta Airport Revenue
               MERLOTS, Series C-14, AMT
               1.96%, 01/01/18 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.                               4,230,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               GEORGIA (CONTINUED)

$  6,100,000   Atlanta Urban Residential Finance Authority
               Multi-Family Housing Revenue
               Auburn Glenn Apartments, Series A, AMT
               1.91%, 12/01/37 (A)
               LOC: Wachovia Bank, N.A.                         $     6,100,000
   5,000,000   Atlanta Urban Residential Finance Authority
               Multi-Family Housing Revenue
               Northside Plaza Project, AMT
               1.91%, 11/01/27 (A)
               LOC: Wachovia Bank, N.A.                               5,000,000
  10,000,000   Clayton County Development Authority
               Special Facilities Revenue
               Delta Airlines, Series C, AMT
               1.93%, 05/01/35 (A)
               LOC: General Electric Capital Corp.                   10,000,000
   3,870,000   Clayton County Development Authority, IDR
               Wilson Holdings, Inc. Project, AMT
               1.97%, 11/01/13 (A)
               LOC: SunTrust Bank, N.A.                               3,870,000
   7,700,000   Cobb County Housing Authority
               Multi-Family Housing Revenue
               Walton Reserve Apartments Project, AMT
               1.91%, 10/01/35 (A)
               LOC: SunTrust Bank, N.A.                               7,700,000
   4,700,000   Fayette County Hospital Authority
               Revenue Anticipation Certificates
               Fayette Community Hospital Project
               1.87%, 06/01/26 (A)
               LOC: SunTrust Bank, N.A.                               4,700,000
   6,375,000   Gainesville & Hall County
               Exempt Facilities Revenue
               Squirrel Creek Basin, AMT
               1.91%, 07/01/32 (A)
               LOC: Wachovia Bank, N.A.                               6,375,000
   5,460,000   Georgia State Ports Authority
               Colonels Island Terminal, AMT
               1.92%, 10/01/23 (A)
               LOC: SunTrust Bank, N.A.                               5,460,000
   3,000,000   Stephens County Development Authority, IDR
               Currahee Group LLC Project, AMT
               1.99%, 02/01/20 (A)
               LOC: National City Bank                                3,000,000
                                                                ---------------
                                                                     56,435,000
                                                                ---------------

               HAWAII - 0.47%

   4,995,000   Honolulu City & County
               Series 876, GO
               1.90%, 03/01/11 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital Services                    4,995,000
                                                                ---------------

PAR VALUE                                                                VALUE*
---------                                                                ------

               IDAHO - 2.44%

$  8,055,000   Boise City
               Urban Renewal Agency Revenue
               Series A
               1.97%, 03/01/24 (A)
               LOC: KeyBank, N.A.                               $     8,055,000
   4,350,000   Eagle, IDC
               Camille Beckman Corp. Project, AMT
               2.12%, 09/01/21 (A)
               LOC: Wells Fargo Bank, N.A.                            4,350,000
  13,500,000   Idaho Health Facility Authority
               St. Luke Regional Medical Center Project
               1.80%, 05/01/22 (A)
               LOC: Harris Trust & Savings Bank                      13,500,000
                                                                ---------------
                                                                     25,905,000
                                                                ---------------

               ILLINOIS - 12.40%

   4,080,000   Chicago
               MERLOTS, Series B-24, GO
               1.91%, 01/01/25 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.                               4,080,000
   6,850,000   Chicago Enterprise Zone
               J & A LLC Project, AMT
               1.99%, 12/01/32 (A)
               LOC: ABN AMRO Bank N.V.                                6,850,000
   4,910,000   Chicago Homestart Program
               Series A
               1.97%, 06/01/05 (A)
               LOC: Harris Trust & Savings Bank
               LOC: Northern Trust Co.
               LOC: JPMorgan Chase Bank                               4,910,000
   5,300,000   Chicago, IDR
               Flying Food Fare Midway Project, AMT
               1.95%, 12/01/28 (A)
               LOC: Harris Trust & Savings Bank                       5,300,000
   8,000,000   City of Chicago Water System
               Series 2004-A
               1.83%, 04/06/05
               LOC: BNP Paribas                                       8,000,000
   4,700,000   Illinois Educational Finance Authority
               St. Xavier University Project
               Series A
               1.88%, 10/01/32 (A)
               LOC: ABN AMRO Bank N.V.                                4,700,000
   5,300,000   Illinois Educational Finance Authorty
               Beverly Arts Center Chicago
               1.88%, 10/01/28 (A)
               LOC: Fifth Third Bank                                  5,300,000
   3,125,000   Illinois Finance Authority
               Community Action Partnership
               1.89%, 03/01/39 (A)
               LOC: Citibank, N.A.                                    3,125,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               ILLINOIS (CONTINUED)

$  3,000,000   Illinois International Port
               District Revenue
               1.88%, 01/01/23 (A)
               LOC: ABN AMRO Bank N.V.                          $     3,000,000
   3,200,000   Illinois State
               PUTTERS, Series 563, GO
               1.90%, 11/01/12 (A)(B)
               Insured: AMBAC
               LIQ FAC: JPMorgan Chase Bank                           3,200,000
   7,085,000   Illinois State
               Sales Tax Revenue
               PUTTERS, Series 445
               1.90%, 12/15/15 (A)(B)
               Insured: FGIC
               SPA: JPMorgan Chase Bank                               7,085,000
   2,865,000   Illinois State
               Series 2010, GO
               Designated Termination 04/01/08
               1.90%, 04/01/21 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital Services                    2,865,000
   2,000,000   Illinois State
               Series 871, GO
               1.90%, 04/01/10 (A)(B)
               Insured: FSA
               SPA: Landesbank Hessen-Thuringen GZ                    2,000,000
  30,000,000   Illinois State Toll Highway Authority
               Series B
               1.88%, 01/01/17 (A)
               Insured: FSA
               SPA: Landesbank Hessen-Thuringen GZ                   30,000,000
   6,500,000   Illinois, DFA
               Foundation for Safety & Health
               1.88%, 10/01/17 (A)(B)
               LOC: ABN AMRO Bank N.V.                                6,500,000
   3,675,000   Illinois, DFA
               Oak Park Residence Corp. Project
               1.88%, 07/01/41 (A)
               LOC: ABN AMRO Bank N.V.                                3,675,000
   5,000,000   Illinois, DFA
               Sinai Community Institute Project
               1.88%, 03/01/22 (A)
               LOC: ABN AMRO Bank N.V.                                5,000,000
   4,465,000   Illinois, DFA, IDR
               Forty Foot High Realty LLC, AMT
               1.99%, 12/01/27 (A)
               LOC: National City Bank                                4,465,000
   3,100,000   Illinois, DFA, PCR
               Diamond Star Motors Project
               1.81%, 12/01/08 (A)
               LOC: KeyBank, N.A.                                     3,100,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               ILLINOIS (CONTINUED)

$  7,095,000   Marion Special Service Area No. 2, GO
               1.92%, 01/01/22 (A)
               LOC: U.S. Bank, N.A.                             $     7,095,000
   6,000,000   Niles Educational Facilities
               Notre Dame High School Project
               1.88%, 03/01/31 (A)
               LOC: ABN AMRO Bank N.V.                                6,000,000
   5,500,000   Northern Cook County
               Solid Waste Agency Contract
               Second Lien, Series A
               1.90%, 05/01/15 (A)
               LOC: Northern Trust Co.                                5,500,000
                                                                ---------------
                                                                    131,750,000
                                                                ---------------

               INDIANA - 6.50%

   2,725,000   Elkhart County
               Hubbard Hill Estates, Inc.
               1.88%, 11/01/21 (A)
               LOC: Fifth Third Bank                                  2,725,000
   5,550,000   Fort Wayne, EDR
               St. Anne Home & Retirement
               1.89%, 09/01/23 (A)
               LOC: Fifth Third Bank                                  5,550,000
   2,040,000   Hartford City Industry, EDR
               Hartford Concrete Products Project, AMT
               1.95%, 10/01/16 (A)
               LOC: Fifth Third Bank                                  2,040,000
   2,560,000   Henry County, EDR
               YMCA, Inc.
               1.92%, 02/15/24 (A)
               LOC: U.S. Bank, N.A.                                   2,560,000
   2,100,000   Indiana State, EFA
               DePauw University Project
               1.80%, 07/01/18 (A)
               LOC: Northern Trust Co.                                2,100,000
   5,000,000   Indiana Transport Finance Authority
               Highway Revenue
               MERLOTS, Series B-18
               1.91%, 06/01/28 (A)(B)
               Insured: FGIC
               SPA: Wachovia Bank, N.A.                               5,000,000
   7,000,000   Indianapolis Multi-Family Revenue
               Limited Obligation
               Nora Commons LP
               Series A, AMT
               1.95%, 12/01/39 (A)
               LOC: ABN AMRO Bank N.V.                                7,000,000
   5,300,000   Sullivan County, PCR
               Hoosier Energy Rural Electric Coop.
               Series L-1
               2.03%, 03/11/05
               LOC: National Rural Utilities                          5,300,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               INDIANA (CONTINUED)

$  7,900,000   Sullivan County, PCR
               Hoosier Energy Rural Electric Coop.
               Series L-3
               2.03%, 03/11/05
               LOC: National Rural Utilities                    $     7,900,000
   4,915,000   Sullivan County, PCR
               Hoosier Energy Rural Electric Coop.
               Series L-4
               2.05%, 04/01/05
               LOC: National Rural Utilities                          4,915,000
  14,000,000   Sullivan County, PCR
               Hoosier Energy Rural Electric Coop.
               Series L-5
               2.03%, 04/06/05
               LOC: National Rural Utilities                         14,000,000
  10,000,000   Sullivan County, PCR
               Hoosier Energy Rural Electric Coop.
               Series L-6
               2.05%, 04/01/05
               LOC: National Rural Utilities                         10,000,000
                                                                ---------------
                                                                     69,090,000
                                                                ---------------

               IOWA - 3.33%

   1,400,000   Iowa Finance Authority
               Private College Revenue
               Drake University Project
               1.80%, 07/01/24 (A)
               LOC: Wells Fargo Bank, N.A.                            1,400,000
   4,500,000   Iowa Finance Authority
               Single Family Revenue
               Mortgage-Backed Securities Program
               Series G, AMT
               Optional Tender 06/01/05
               2.06%, 07/01/34 (A)
               Credit Support: GNMA/FNMA
               SPA: State Street Bank & Trust Co.                     4,500,000
   5,745,000   Iowa Finance Authority, IDR
               Ramsgate Corp. Project, AMT
               1.97%, 12/01/22 (A)
               LOC: U.S. Bank, N.A.                                   5,745,000
   1,495,000   Iowa Higher Education Loan Authority
               Private College Facilities
               American Institute of Business Project
               1.97%, 11/01/13 (A)
               LOC: Wells Fargo Bank, N.A.                            1,495,000
   5,000,000   Iowa School Corps.
               Warrant Certificates
               Cash Anticipation Program
               Series A
               3.00%, 06/30/05
               Credit Support: FSA                                    5,016,869

PAR VALUE                                                                VALUE*
---------                                                                ------

               IOWA (CONTINUED)

$  5,500,000   Linn County
               YMCA Greater Cedar Rapids
               1.97%, 12/01/10 (A)
               LOC: Wells Fargo Bank, N.A.                      $     5,500,000
   6,675,000   Linn County, IDR
               Highway Equipment Co. Project, AMT
               1.92%, 07/01/22 (A)
               LOC: Wells Fargo Bank, N.A.                            6,675,000
   5,100,000   Linn County, IDR
               Swiss Valley Farms Co. Project, AMT
               1.97%, 05/01/21 (A)
               LOC: Wells Fargo Bank, N.A.                            5,100,000
                                                                ---------------
                                                                     35,431,869
                                                                ---------------

               KANSAS - 1.30%

   3,500,000   Kansas State, DFA
               Village Shalom Obligation Group
               Series BB
               1.80%, 11/15/28 (A)
               LOC: ABN AMRO Bank N.V.                                3,500,000
  10,300,000   University of Kansas
               Hospital Authority
               Health Facilities Revenue
               KU Health System
               1.80%, 09/01/34 (A)
               LOC: Harris Trust & Savings Bank                      10,300,000
                                                                ---------------
                                                                     13,800,000
                                                                ---------------

               KENTUCKY - 9.24%

  22,875,000   Breckinridge County Lease Program
               Association Counties
               Leasing Trust, Series A
               1.80%, 02/01/32 (A)
               LOC: U.S. Bank, N.A.                                  22,875,000
  24,050,000   Fort Mitchell, League of Cities
               Funding Trust Lease Program
               Series A
               1.88%, 10/01/32 (A)
               LOC: U.S. Bank, N.A.                                  24,050,000
  36,500,000   Kentucky Asset/Liability Commission
               General Fund Revenue
               TRAN, Series A
               3.00%, 06/29/05                                       36,616,188
   4,400,000   Kentucky, EDFA
               Health Facilities Revenue
               Baptist Convalescent Center
               1.92%, 12/01/19 (A)
               LOC: Fifth Third Bank                                  4,400,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               KENTUCKY (CONTINUED)

$  8,675,000   Louisville & Jefferson County Airport
               (Roaring Fork Municipal Products LLC
               Series 2003-14), AMT
               2.01%, 07/01/17 (A)(B)
               Insured: FSA
               SPA: Bank of New York                            $     8,675,000
   1,535,000   Pioneer Village, IBR
               Little Flock Baptist
               Series A
               1.88%, 08/01/23 (A)
               LOC: Fifth Third Bank                                  1,535,000
                                                                ---------------
                                                                     98,151,188
                                                                ---------------

               LOUISIANA - 1.84%

  19,500,000   St. James Parish, PCR
               Texaco Project, Series A
               2.03%, 03/17/05                                       19,500,000
                                                                ---------------

               MAINE - 0.96%

  10,200,000   Maine, BAN, GO
               3.00%, 06/23/05                                       10,243,874
                                                                ---------------

               MASSACHUSETTS - 2.93%

  10,000,000   Falmouth, BAN, GO
               3.25%, 07/21/05                                       10,048,254
   5,000,000   Milton, BAN, GO
               2.75%, 09/23/05                                        5,016,985
   6,000,000   Weymouth, BAN, GO
               3.00%, 03/10/05                                        6,001,736
  10,000,000   Winchester, BAN, GO
               3.00%, 07/01/05                                       10,045,716
                                                                ---------------
                                                                     31,112,691
                                                                ---------------

               MICHIGAN - 3.15%

   4,000,000   Grand Rapids Public Schools
               School Building & Site, GO
               1.88%, 05/01/23 (A)
               LOC: Fifth Third Bank                                  4,000,000
  10,035,000   Michigan Higher Education
               Student Loan Authority
               (Roaring Fork Municipal Products LLC
               Class A, Series 2003-11), AMT
               2.01%, 03/01/24 (A)(B)
               Insured: AMBAC
               SPA: Bank of New York                                 10,035,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               MICHIGAN (CONTINUED)

$  3,000,000   Michigan Higher, EFA, LOR
               Hope College
               1.91%, 04/01/34 (A)
               LOC: JPMorgan Chase Bank                         $     3,000,000
   1,950,000   Michigan State Strategic Fund, LOR
               Henry Ford Museum Village Project
               1.80%, 12/01/33 (A)
               LOC: Comerica Bank                                     1,950,000
   3,410,000   Michigan State Strategic Fund, LOR
               Packaging Direct, Inc. Project, AMT
               1.99%, 12/01/28 (A)
               LOC: National City Bank                                3,410,000
   1,000,000   Michigan State Strategic Fund, LOR
               RS Development LLC Project, AMT
               1.95%, 08/01/23 (A)
               LOC: Fifth Third Bank                                  1,000,000
   2,195,000   Michigan State Strategic Fund, LOR
               TSLH Project, AMT
               1.99%, 09/01/15 (A)
               LOC: National City Bank                                2,195,000
   7,835,000   Oakland County, EDC, LOR
               Academy of The Sacred Heart
               1.91%, 12/01/32 (A)
               LOC: Allied Irish Bank Plc                             7,835,000
                                                                ---------------
                                                                     33,425,000
                                                                ---------------

               MINNESOTA - 0.47%

   4,940,000   Springfield, IDR
               Ochs Brick Co. Project, AMT
               2.01%, 05/01/16 (A)(B)
               LOC:  Wells Fargo Bank, N.A.                           4,940,000
                                                                ---------------

               MISSOURI - 0.67%

   7,160,000   Missouri, HEFA
               Baptist College
               1.85%, 11/15/22 (A)
               LOC: U.S. Bank, N.A.                                   7,160,000
                                                                ---------------

               NEBRASKA - 0.91%

   3,165,000   Lancaster County Hospital Authority
               No. 1 Hospital Revenue
               Bryanlgh Medical Center Project
               1.80%, 06/01/18 (A)
               Insured: AMBAC
               SPA: U.S. Bank, N.A.                                   3,165,000
   4,000,000   Nebraska, EFA
               Creighton University Project
               1.80%, 08/01/31 (A)
               LOC: Allied Irish Bank Plc                             4,000,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               NEBRASKA (CONTINUED)

$  2,500,000   Nebraska, EFA
               Creighton University Project
               1.80%, 03/01/33 (A)
               Insured: AMBAC
               SPA: U.S. Bank, N.A.                             $     2,500,000
                                                                ---------------
                                                                      9,665,000
                                                                ---------------

               NEW HAMPSHIRE - 1.39%

   9,800,000   New Hampshire State Business
               Finance Authority
               Valley Regional Hospital
               1.87%, 04/01/28 (A)
               LOC: Bank of New York                                  9,800,000
   5,000,000   New Hampshire, HEFA
               Easter Seals of New Hampshire
               Series A
               1.92%, 12/01/34 (A)
               LOC: Citizens Bank                                     5,000,000
                                                                ---------------
                                                                     14,800,000
                                                                ---------------

               NEW MEXICO - 1.86%

  19,775,000   New Mexico Finance Authority
               State Transportation Revenue
               Series 2194
               1.90%, 12/15/11 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital Services                   19,775,000
                                                                ---------------

               NORTH CAROLINA - 1.89%

   5,110,000   North Carolina Medical Care Commission
               Health Care Facilities Revenue
               Carolina Meadows, Inc. Project
               1.90%, 12/01/34 (A)
               LOC: Allied Irish Bank Plc                             5,110,000
   9,570,000   North Carolina Medical Care Commission
               Health Care Facilities Revenue
               Well Spring Retirement Community
               Series C
               1.90%, 01/01/21 (A)
               LOC: Allied Irish Bank Plc                             9,570,000
   5,440,000   North Carolina State
               Series 2115, GO
               1.90%, 03/01/12 (A)(B)
               SPA: Merrill Lynch Capital Services                    5,440,000
                                                                ---------------
                                                                     20,120,000
                                                                ---------------

PAR VALUE                                                                VALUE*
---------                                                                ------

               OHIO - 2.30%

$ 10,000,000   Akron Bath Copley Ohio
               Joint Township Hospital District
               Summa Health System
               Series B
               1.89%, 11/01/34 (A)
               LOC: JPMorgan Chase Bank                         $    10,000,000
   3,900,000   Cincinnati City School District
               PUTTERS, Series 682, GO
               1.90%, 12/01/11 (A)(B)
               Insured: FSA
               LIQ FAC: JPMorgan Chase Bank                           3,900,000
   4,700,000   Cuyahoga County Health Care Facilities
               McGregor Amasa Stone
               1.90%, 01/01/32 (A)
               LOC: KeyBank, N.A.                                     4,700,000
   1,225,000   Indian Hill, EDR
               Cincinnati County Day School
               1.92%, 05/01/19 (A)
               LOC: Fifth Third Bank                                  1,225,000
   4,585,000   Ohio State, PCR
               Water Development Authority
               PUTTERS, Series 558
               1.90%, 05/01/12 (A)(B)
               Insured: AMBAC
               LIQ FAC: JPMorgan Chase Bank                           4,585,000
                                                                ---------------
                                                                     24,410,000
                                                                ---------------

               OKLAHOMA - 1.28%

   6,100,000   Oklahoma, DFA
               Hospital Revenue
               Deaconess Health Care
               Series A
               2.02%, 10/01/20 (A)
               LOC: KBC Bank, N.V,                                    6,100,000
   7,500,000   Optima Municipal Authority
               Industrial Revenue
               Seaboard Project, AMT
               1.92%, 09/01/23 (A)
               LOC: SunTrust Bank, N.A.                               7,500,000
                                                                ---------------
                                                                     13,600,000
                                                                ---------------

               OREGON - 1.02%

   2,990,000   Oregon State Health Housing
               Educational & Cultural Facilities Authority
               Quatama Crossing Housing Project
               1.92%, 01/01/31 (A)
               LOC: U.S. Bank, N.A.                                   2,990,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               OREGON (CONTINUED)

$  7,840,000   Port of Portland Airport Revenue
               Portland International Airport
               (Roaring Fork Municipal Products LLC
               Class A, Series 2003-12), AMT
               2.01%, 07/01/15 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                            $     7,840,000
                                                                ---------------
                                                                     10,830,000
                                                                ---------------

               PENNSYLVANIA - 0.69%

   5,340,000   Moon, IDA
               Commercial Development
               One Thorn Run Center Project
               Series A, AMT
               1.99%, 11/01/15 (A)
               LOC: National City Bank                                5,340,000
   2,000,000   Pennsylvania State
               MERLOTS, Series B-15, GO
               1.91%, 05/01/21 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.                               2,000,000
                                                                ---------------
                                                                      7,340,000
                                                                ---------------

               SOUTH CAROLINA - 1.88%

  20,000,000   Richland County School, District No. 001
               (ABN AMRO Munitops Certificates Trust
               Series 2003-29), GO
               1.91%, 03/01/11 (A)(B)
               Insured: FSA
               SPA: ABN AMRO Bank N.V.                               20,000,000
                                                                ---------------

               TENNESSEE - 0.96%

   3,200,000   Chattanooga, HEFB
               Educational Facilities Revenue
               McCallie School Project
               1.87%, 12/01/23 (A)
               LOC: SunTrust Bank, N.A.                               3,200,000
   4,000,000   Greenville, IDB
               Warehouse Services LLC, AMT
               1.97%, 05/01/18 (A)
               LOC: SunTrust Bank, N.A.                               4,000,000
   3,000,000   Jackson Hospital Revenue
               Refunding & Improvement
               6.00%, 04/01/05
               Insured: AMBAC                                         3,010,440
                                                                ---------------
                                                                     10,210,440
                                                                ---------------

PAR VALUE                                                                VALUE*
---------                                                                ------

               TEXAS - 15.27%

$  5,405,000   AMES Higher Education Facilities Corp.
               St. Gabriels School Project
               1.92%, 12/01/33 (A)
               LOC: Allied Irish Bank Plc                       $     5,405,000
   7,200,000   Brazos River Authority, PCR
               Series D-1, AMT
               1.90%, 05/01/33 (A)
               LOC: Wachovia Bank, N.A.                               7,200,000
   3,550,000   Brazos River Authority, PCR
               Series D-2, AMT
               1.90%, 05/01/33 (A)
               LOC: Wachovia Bank, N.A.                               3,550,000
   4,000,000   Brownsville Utility System
               Series A
               Mandatory Tender 06/21/05
               2.05%, 09/01/25
               Insured: MBIA
               SPA: State Street Bank & Trust                         4,000,000
  16,500,000   Brownsville Utility System
               Series B
               Mandatory Tender 06/21/05
               2.05%, 09/01/25
               Insured: MBIA
               SPA: State Street Bank & Trust                        16,500,000
  11,710,000   Guadalupe-Blanco River Authority
               Texas Contract Revenue
               MERLOTS, Series 2
               1.91%, 04/15/27 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                              11,710,000
   2,715,000   Harlandale Independent School District
               PUTTERS, Series 524, GO
               1.90%, 08/15/12 (A)(B)
               Insured: PSF-GTD
               SPA: JPMorgan Chase Bank                               2,715,000
   6,500,000   HFDC Central Texas, Inc.
               Villa de San Antonio Project
               Series C
               1.90%, 05/15/38 (A)
               LOC: KBC Bank N.V.                                     6,500,000
  12,145,000   Houston Utility System Revenue
               MERLOTS, Series B-17
               1.91%, 05/15/27 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                              12,145,000
   9,335,000   Houston, Series 450
               1.90%, 03/01/12 (A)(B)
               Insured: MBIA
               Credit Support: JPMorgan Chase Bank                    9,335,000

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               TEXAS (CONTINUED)

$  5,000,000   Kaufman County Fresh
               Water Supply District No. 1-C, GO
               Mandatory Tender 12/01/05
               2.37%, 12/01/33
               LOC: JPMorgan Chase Bank                         $     5,000,000
   6,000,000   Lower Neches Valley Authority, PCR
               Chevron USA, Inc. Project
               2.14%, 02/15/17 (A)                                    6,000,000
   8,000,000   North Central Health
               Methodist Hospital of Dallas
               Series 1998
               1.90%, 04/07/05
               Insured: AMBAC
               SPA: Dexia Credit Local de France                      8,000,000
  14,500,000   North Central Health
               Methodist Hospital of Dallas
               Series 1998
               1.85%, 04/08/05
               Insured: AMBAC
               SPA: Dexia Credit Local de France                     14,500,000
  12,000,000   North Central Health
               Methodist Hospital of Dallas
               Series 1998
               1.95%, 04/08/05
               Insured: AMBAC
               SPA: Dexia Credit Local de France                     12,000,000
   2,470,000   Texas A&M University Revenue
               Financing System
               Series B
               5.25%, 05/15/05                                        2,486,812
  35,000,000   Texas State, TRAN
               3.00%, 08/31/05                                       35,240,430
                                                                ---------------
                                                                    162,287,242
                                                                ---------------

               UTAH - 0.93%

   7,300,000   Intermountain Power Agency
               Power Supply Revenue
               Series F
               Optional Put 06/01/05
               2.02%, 07/01/18
               Insured: AMBAC
               SPA: Landesbank Hessen-Thuringen GZ                    7,300,000
   2,570,000   St. George, IDR
               Bluff Cove Resort LLC Project
               1.97%, 08/01/11 (A)
               LOC: JPMorgan Chase Bank                               2,570,000
                                                                ---------------
                                                                      9,870,000
                                                                ---------------

PAR VALUE                                                                VALUE*
---------                                                                ------

               VERMONT - 1.32%

$  6,460,000   Vermont Educational & Health Buildings
               Financing Agency
               Northwestern Project
               Series A
               1.87%, 09/01/31 (A)
               LOC: ABN AMRO Bank N.V.                          $     6,460,000
   7,560,000   Vermont Educational & Health Buildings
               Financing Agency
               Springfield Hospital
               Series A
               1.87%, 09/01/31 (A)
               LOC: ABN AMRO Bank N.V.                                7,560,000
                                                                ---------------
                                                                     14,020,000
                                                                ---------------

               WASHINGTON - 2.64%

   4,490,000   Port Tacoma
               MERLOTS, Series C-01
               1.91%, 12/01/21 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.                               4,490,000
   4,395,000   Washington State
               MERLOTS, Series B-22, GO
               1.91%, 07/01/24 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.                               4,395,000
   7,320,000   Washington State
               Series 2095, GO
               1.90%, 01/01/12 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital Services                    7,320,000
   4,100,000   Washington State, EDFA
               RMI Investors LLC Project
               Series F, AMT
               1.97%, 08/01/26 (A)
               LOC: Wells Fargo Bank, N.A.                            4,100,000
   3,700,000   Washington State, HFC
               Multi-Family Housing Revenue
               Olympic Place Apartments Project
               Series A, AMT
               1.94%, 11/01/36 (A)
               LOC: U.S. Bank, N.A.                                   3,700,000
   4,075,000   Washington State, HFC
               Non-Profit Revenue
               Tacoma Art Museum Project
               1.85%, 06/01/32 (A)
               LOC: Northern Trust Co.                                4,075,000
                                                                ---------------
                                                                     28,080,000
                                                                ---------------

GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               WISCONSIN - 3.01%

$ 24,000,000   Madison Metropolitan School
               District, TRAN
               3.00%, 09/09/05                                  $    24,173,894
   3,460,000   Wisconsin State
               Series 2076, GO
               1.90%, 05/01/10 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital Services                    3,460,000
   3,250,000   Wisconsin State, HEFA
               Mequon Jewish Project
               1.90%, 07/01/28 (A)
               LOC: JPMorgan Chase Bank                               3,250,000
   1,100,000   Wisconsin State, HEFA
               Wisconsin Lutheran College Project
               1.85%, 06/01/33 (A)
               LOC: U.S. Bank, N.A.                                   1,100,000
                                                                ---------------
                                                                     31,983,894
                                                                ---------------
               TOTAL MUNICIPAL SECURITIES                         1,059,431,198
                                                                ---------------
               (Cost $1,059,431,198)

   SHARES
   ------

INVESTMENT COMPANY - 0.02%

     208,310   Blackrock MuniCash Portfolio
               Institutional Shares
               1.74% (C)                                                208,310
                                                                ---------------
               TOTAL INVESTMENT COMPANY                                 208,310
                                                                ---------------
               (Cost $208,310)

TOTAL INVESTMENTS - 99.72%                                        1,059,639,508
                                                                ---------------
(Cost $1,059,639,508)**

NET OTHER ASSETS AND LIABILITIES - 0.28%                              3,011,900
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,062,651,408
                                                                ===============

----------
*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of February 28, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of February
            28, 2005, these securities amounted to $199,715,000 or 18.79% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of February 28, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
DFA         Development Finance Authority
EDC         Economic Development Corp.
EDFA        Economic Development Finance Authority
EDR         Economic Development Revenue
EFA         Education Facilities Authority
FGIC        Financial Guaranty Insurance Co.
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance, Inc.
GNMA        Government National Mortgage Association
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HEFB        Health and Educational Facilities Board
HFC         Housing Finance Commission
IBR         Industrial Building Revenue
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDC         Industrial Development Corp.
IDR         Industrial Development Revenue
LIQ FAC     Liquidity Facility
LOC         Letter of Credit
LOR         Limited Obligation Revenue
MBIA        MBIA Insurance Corp.
PCR         Pollution Control Revenue
PSF-GTD     Permanent School Fund Guaranteed
SPA         Stand-by Purchase Agreement
TRAN        Tax and Revenue Anticipation Note

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

MUNICIPAL SECURITIES - 99.48%

               CONNECTICUT - 78.87%

$  4,000,000   City of New Haven
               Series 02-A
               1.92%, 04/07/05
               LOC: Landesbank Hessen-Thuringen GZ                $   4,000,000
   2,920,000   Connecticut State
               Series 1432, GO
               1.87%, 04/01/12 (A)(B)
               Credit Support: FGIC
               SPA: JPMorgan Chase Bank                               2,920,000
   3,000,000   Connecticut State
               Series D, GO
               5.00%, 08/01/05
               Insured: FSA                                           3,037,667
   4,000,000   Connecticut State Development Authority
               Health Care Revenue Corp.
               for Independent Living Project
               Series 1990
               1.83%, 07/01/15 (A)
               LOC: JPMorgan Chase Bank                               4,000,000
   6,000,000   Connecticut State Development Authority
               Solid Waste, Rand/Whitney Project, AMT
               1.89%, 08/01/23 (A)
               LOC: Bank of Montreal                                  6,000,000
   1,250,000   Connecticut State Development Authority
               Water Facility Revenue
               Connecticut Water Co. Project
               Series A, AMT
               1.93%, 07/01/28 (A)
               LOC: Citizens Bank                                     1,250,000
   1,125,000   Connecticut State Development Authority
               Water Facility Revenue
               Connecticut Water Co. Project
               Series B
               1.88%, 09/01/28 (A)
               LOC: Citizens Bank                                     1,125,000
   2,600,000   Connecticut State Development Authority, PCR
               Central Vermont Public Service
               1.90%, 12/01/15 (A)
               LOC: Citizens Bank                                     2,600,000
   1,000,000   Connecticut State Special Tax
               Obligation Revenue
               Series 966
               1.87%, 10/01/09 (A)(B)
               Credit Support: FSA
               SPA: Merrill Lynch Capital Services                    1,000,000
   3,000,000   Connecticut State Special Tax
               Obligation Revenue
               Transportation Infrastructure
               Series 1
               1.89%, 09/01/20 (A)
               Credit Support: FGIC
               SPA: Dexia Credit Local de France                      3,000,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               CONNECTICUT (CONTINUED)

$  4,000,000   Connecticut State, HEFA
               Ascension Health Credit
               Series B
               1.83%, 11/15/29 (A)                                $   4,000,000
   4,000,000   Connecticut State, HEFA
               Covenant Retirement
               Series A
               1.84%, 12/01/29 (A)
               LOC: ABN AMRO Bank N.V.                                4,000,000
   6,200,000   Connecticut State, HEFA
               Edgehill
               Series C
               1.78%, 07/01/27 (A)
               LOC: KBC Bank N.V.                                     6,200,000
   4,000,000   Connecticut State, HEFA
               Hospital of St. Raphael
               Series M
               1.83%, 07/01/24 (A)
               LOC: KBC Bank N.V.                                     4,000,000
   4,500,000   Connecticut State, HEFA
               Hotchkiss School
               Series A
               1.82%, 07/01/30 (A)
               SPA: Northern Trust Co.                                4,500,000
   3,000,000   Connecticut State, HEFA
               Middlesex Hospital
               Series K
               1.84%, 07/01/27 (A)
               LOC: Wachovia Bank, N.A.                               3,000,000
   3,340,000   Connecticut State, HEFA
               Quinnipac University
               Series G
               1.73%, 07/01/23 (A)
               LOC: JPMorgan Chase Bank                               3,340,000
   2,500,000   Connecticut State, HEFA
               St. Francis Hospital & Medical Center
               Series 905
               2.20%, 08/12/19 (A)(B)
               Credit Support: FGIC
               SPA: Merrill Lynch Capital Services                    2,500,000
   1,500,000   Connecticut State, HEFA
               Summerwood University Park
               Series A
               1.86%, 07/01/30 (A)
               LOC: ABN AMRO Bank N.V.                                1,500,000
   6,000,000   Connecticut State, HEFA
               Taft School
               Series E
               1.93%, 07/01/30 (A)
               LOC: Wachovia Bank, N.A.                               6,000,000
   3,105,000   Connecticut State, HEFA
               United Methodist Home
               Series A
               1.84%, 07/01/31 (A)
               LOC: Wachovia Bank, N.A.                               3,105,000

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               CONNECTICUT (CONTINUED)

$  4,000,000   Connecticut State, HEFA
               University of Hartford
               Series F
               1.86%, 07/01/34 (A)
               LOC: Citizens Bank                                 $   4,000,000
   1,000,000   Connecticut State, HEFA
               Veteran Memorial Medical Center
               Series A
               6.25%, 07/01/05
               Insured: MBIA                                          1,014,340
   4,000,000   Connecticut State, HEFA
               Yale University
               Series S-2
               1.88%, 03/09/05                                        4,000,000
   6,000,000   Connecticut State, HEFA
               Yale University
               Series V-2
               1.75%, 07/01/36 (A)                                    6,000,000
   6,000,000   Connecticut State, HFA
               Housing Mortgage Finance Program
               Series B-3, AMT
               1.86%, 11/15/31 (A)
               Credit Support: AMBAC
               SPA: FHLB                                              6,000,000
   6,000,000   Connecticut State, HFA
               Housing Mortgage Finance Program
               Series B-3, AMT
               1.88%, 05/15/33 (A)
               Credit Support: AMBAC
               SPA: FHLB                                              6,000,000
   3,000,000   Fairfield, BAN, GO
               3.00%, 07/28/05                                        3,011,889
  15,400,000   Farmington, BAN, GO
               1.75%, 04/15/05                                       15,411,338
   1,500,000   Madison, BAN, GO
               2.00%, 03/17/05                                        1,500,082
   2,430,000   Meriden, GO
               3.00%, 08/01/05
               Insured: MBIA                                          2,444,386
   2,100,000   Milford, BAN, Lot B, GO
               3.00%, 05/05/05                                        2,104,334
   1,400,000   New Milford, BAN, GO
               3.00%, 08/09/05                                        1,406,402
   2,120,000   Newtown, Series B, GO
               3.00%, 06/15/05                                        2,126,779
   1,000,000   North Caanan Housing Authority
               Geer Woods Project
               1.84%, 08/01/31 (A)
               LOC: Wachovia Bank, N.A.                               1,000,000
   4,000,000   North Haven, BAN, GO
               2.00%, 04/27/05                                        4,000,294
   4,625,000   Regional School District No. 009, BAN, GO
               2.75%, 08/12/05                                        4,639,426

PAR VALUE                                                                VALUE*
---------                                                                ------

               CONNECTICUT (CONTINUED)

$  2,300,000   South Central Connecticut, RWA
               18th Series, Series B
               1.83%, 08/01/32 (A)
               Credit Support: MBIA
               SPA: JPMorgan Chase Bank                           $   2,300,000
                                                                  -------------
                                                                    138,036,937
                                                                  -------------

               GEORGIA - 1.54%

   1,000,000   Athens-Clarke County
               Unified Government Development Authority
               University of Georgia Athletic
               Association Project
               1.83%, 09/01/31 (A)
               LOC: SunTrust Bank, N.A.                               1,000,000
   1,700,000   Atlanta
               Water & Wastewater Revenue
               Series C
               1.80%, 11/01/41 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France                      1,700,000
                                                                  -------------
                                                                      2,700,000
                                                                  -------------

               IDAHO - 3.13%

   3,400,000   Idaho Health Facility Authority
               St. Lukes Regional Medical Center Project
               1.80%, 05/01/22 (A)
               LOC: Harris Trust & Savings Bank                       3,400,000
   2,085,000   Idaho Housing & Finance Association
               Housing Revenue
               Balmoral Apartments Project, AMT
               1.90%, 05/01/32 (A)
               LOC: U.S. Bank, N.A.                                   2,085,000
                                                                  -------------
                                                                      5,485,000
                                                                  -------------

               ILLINOIS - 0.18%

     320,000   Rockford, IDR
               Ring Can Corp. Project, AMT
               1.92%, 03/01/08 (A)(B)
               LOC: SunTrust Bank, N.A.                                 320,000
                                                                  -------------

               INDIANA - 2.49%

   2,250,000   Elkhart, IDR
               Kibbechem Inc. Project, AMT
               1.99%, 06/01/27 (A)(B)
               LOC: National City Bank                                2,250,000

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               INDIANA (CONTINUED)

$  2,100,000   Indiana State, EFA
               DePauw University Project
               1.80%, 07/01/32 (A)
               LOC: Northern Trust Co.                            $   2,100,000
                                                                  -------------
                                                                      4,350,000
                                                                  -------------

               IOWA - 1.72%

   1,000,000   Iowa Higher Education Loan Authority
               Private College Facilities
               Loras College Project
               1.80%, 11/01/30 (A)
               LOC: ABN AMRO Bank N.V.                                1,000,000
   2,000,000   Iowa Higher Education Loan Authority
               Private College Facilities
               St. Ambrose University
               1.80%, 04/01/33 (A)
               LOC: Northern Trust Co.                                2,000,000
                                                                  -------------
                                                                      3,000,000
                                                                  -------------

               KENTUCKY - 1.26%

   2,200,000   Shelby County
               Lease Revenue
               Series A
               1.80%, 09/01/34 (A)
               LOC: U.S. Bank, N.A.                                   2,200,000
                                                                  -------------

               MINNESOTA - 0.86%

   1,500,000   Montrose, IDR
               Lyman Lumber Co. Project, AMT
               1.90%, 05/01/26 (A)
               LOC: U.S. Bank, N.A.                                   1,500,000
                                                                  -------------

               MISSOURI - 0.97%

   1,700,000   Curators University of Missouri
               System Facility Revenue
               Series A
               1.79%, 11/01/32 (A)                                    1,700,000
                                                                  -------------

               OREGON - 2.06%

   1,400,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 202, AMT
               1.86%, 04/01/26 (A)
               LOC: Toronto-Dominion Bank                             1,400,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               OREGON (CONTINUED)

$  2,200,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 203, AMT
               1.86%, 12/01/26 (A)
               LOC: Toronto-Dominion Bank                         $   2,200,000
                                                                  -------------
                                                                      3,600,000
                                                                  -------------

               PUERTO RICO - 6.40%

   4,000,000   Puerto Rico Commonwealth
               Highway & Transportation Authority
               Series A
               1.83%, 07/01/28 (A)
               Credit Support: AMBAC
               SPA: Bank of Nova Scotia                               4,000,000
   2,500,000   Puerto Rico Commonwealth
               Series 1138R, GO
               1.86%, 01/01/07 (A)(B)
               Credit Support: MBIA
               SPA: Merrill Lynch Capital Services                    2,500,000
   2,920,000   Puerto Rico Commonwealth
               Series 620, GO
               1.86%, 01/01/13 (A)(B)
               Credit Support: MBIA
               SPA: Merrill Lynch Capital Services                    2,920,000
   1,785,000   Puerto Rico Electric Power Authority
               Power Revenue
               PUTTER, Series 681
               1.87%, 07/01/12 (A)(B)
               Credit Support: FGIC
               SPA: JPMorgan Chase Bank                               1,785,000
                                                                  -------------
                                                                     11,205,000
                                                                  -------------
               TOTAL MUNICIPAL SECURITIES                           174,096,937
                                                                  -------------
               (Cost $174,096,937)

   SHARES
   ------

INVESTMENT COMPANY - 0.30%

     536,309   Blackrock MuniCash Portfolio
               Institutional Shares
               1.74% (C)                                                536,309
                                                                  -------------
               TOTAL INVESTMENT COMPANY                                 536,309
                                                                  -------------
               (Cost $536,309)

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

TOTAL INVESTMENTS - 99.78%                                        $ 174,633,246
                                                                  -------------
(Cost $174,633,246)**

NET OTHER ASSETS AND LIABILITIES - 0.22%                                376,515
                                                                  -------------
NET ASSETS - 100.00%                                              $ 175,009,761
                                                                  =============

----------

*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of February 28, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of February
            28, 2005, these securities amounted to $16,195,000 or 9.25% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of February 28, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
EDR         Economic Development Revenue
EFA         Education Facilities Authority
FGIC        Financial Guaranty Insurance Co.
FHLB        Federal Home Loan Bank
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Authority
IDR         Industrial Development Revenue
LIQ FAC     Liquidity Facility
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
PCR         Pollution Control Revenue
RWA         Regional Water Authority
SPA         Stand-by Purchase Agreement

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

MUNICIPAL SECURITIES - 98.16%

               FLORIDA - 0.78%

$  2,000,000   Pinellas County, IDA
               Falcon Enterprises, Inc. Project, AMT
               2.02%, 11/01/22 (A)
               LOC: SunTrust Bank, N.A.                           $   2,000,000
                                                                  -------------

               ILLINOIS - 0.41%

   1,050,000   Springfield, IDR
               Phillips Brothers, Inc. Project, AMT
               2.02%, 06/01/18 (A)(B)
               LOC: JPMorgan Chase Bank                               1,050,000
                                                                  -------------

               INDIANA - 1.47%

   3,800,000   Vigo County, EDR
               Monninger Corp. Project, AMT
               2.12%, 12/01/17 (A)
               LOC: Wells Fargo Bank, N.A.                            3,800,000
                                                                  -------------

               IOWA - 1.24%

   1,300,000   Iowa Higher Education Loan Authority
               Private College Facilities
               Wartburg Theological Seminary Project
               1.85%, 03/01/30 (A)
               LOC: Northern Trust Co.                                1,300,000
   1,900,000   Iowa Higher Education Loan Authority
               Private College Facility
               Loras College
               1.80%, 11/01/32 (A)
               LOC: ABN AMRO Bank N.V.                                1,900,000
                                                                  -------------
                                                                      3,200,000
                                                                  -------------

               MASSACHUSETTS - 88.86%

   1,980,000   Acton & Boxborough
               Regional School District
               BAN, GO
               3.00%, 04/01/05                                        1,981,823
   3,010,000   Bedford, BAN, GO
               3.00%, 09/28/05                                        3,033,960
   5,000,000   Falmouth, BAN, GO
               3.25%, 07/21/05                                        5,024,127
   2,900,000   Framingham, BAN, GO
               2.50%, 03/01/05                                        2,900,000
   8,000,000   Massachusetts Bay Transportation Authority
               Sales Tax Revenue
               MERLOTS, Series B-04
               1.90%, 07/01/21 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.                               8,000,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               MASSACHUSETTS (CONTINUED)

$  7,985,000   Massachusetts State
               MERLOTS, Series B-12, GO
               1.90%, 10/01/20 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.                           $   7,985,000
   8,000,000   Massachusetts State
               PUTTERS, Series 449, GO
               1.87%, 02/01/18 (A)(B)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank                               8,000,000
   6,250,000   Massachusetts State, DFA
               2.15%, 06/08/05
               LOC: Allied Irish Bank                                 6,250,000
   3,340,000   Massachusetts State, DFA
               Assumption College
               Series A
               1.87%, 03/01/32 (A)
               LOC: Bank of New York                                  3,340,000
   2,570,000   Massachusetts State, DFA
               Assumption College
               Series C
               1.87%, 03/01/32 (A)
               LOC: Bank of New York                                  2,570,000
  10,500,000   Massachusetts State, DFA
               Berkshire School Project
               1.87%, 09/01/31 (A)
               LOC: Allied Irish Bank Plc                            10,500,000
   5,000,000   Massachusetts State, DFA
               Boston College High School
               1.87%, 08/01/33 (A)
               LOC: Citizens Bank                                     5,000,000
   5,000,000   Massachusetts State, DFA
               Briarwood Retirement
               Series A
               1.86%, 01/01/35 (A)
               LOC: Comerica Bank                                     5,000,000
   3,910,000   Massachusetts State, DFA
               Cardinal Cushing Center Project
               1.86%, 02/01/33 (A)
               LOC: Bank of New York                                  3,910,000
   2,000,000   Massachusetts State, DFA
               Elderhostel, Inc.
               1.86%, 08/01/30 (A)
               LOC: Royal Bank of Scotland                            2,000,000
   4,000,000   Massachusetts State, DFA
               Gordon College
               1.87%, 09/01/32 (A)
               LOC: Citizens Bank                                     4,000,000
   5,000,000   Massachusetts State, DFA
               ISO New England, Inc.
               1.90%, 02/01/32 (A)
               LOC: KeyBank, N.A.                                     5,000,000

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               MASSACHUSETTS (CONTINUED)

$  3,560,000   Massachusetts State, DFA
               North Shore Community Apartments
               Mandatory Tender 01/03/06
               2.25%, 01/01/31                                    $   3,560,000
   5,000,000   Massachusetts State, DFA
               Phillips Acadamy
               1.87%, 09/01/33 (A)
               SPA: Bank of New York                                  5,000,000
   4,000,000   Massachusetts State, DFA
               Senior Living Facility Revenue
               New England Deaconess Association
               1.86%, 06/01/34 (A)
               LOC: Lloyds TSB Bank Plc                               4,000,000
   5,000,000   Massachusetts State, DFA
               Thayer Academy
               1.86%, 07/01/33 (A)
               LOC: Allied Irish Bank Plc                             5,000,000
   3,500,000   Massachusetts State, DFA
               The Rivers School Corp.
               1.85%, 08/01/32 (A)
               LOC: Citizens Bank of Massachusetts                    3,500,000
   6,950,000   Massachusetts State, GO
               (Roaring Fork Municipal Products LLC
               Certificate Class A, Series 2003-10)
               1.89%, 11/01/17 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                                  6,950,000
   5,000,000   Massachusetts State, HEFA
               Boston University
               Series H
               1.82%, 12/01/29 (A)
               LOC: State Street Bank & Trust Co.                     5,000,000
   6,000,000   Massachusetts State, HEFA
               Harvard University Issue
               Series EE
               1.98%, 04/01/05                                        6,000,000
   7,685,000   Massachusetts State, HEFA
               MERLOTS, Series A-14
               1.90%, 07/01/32 (A)(B)
               SPA: Wachovia Bank, N.A.                               7,685,000
   5,800,000   Massachusetts State, HEFA
               Partners Healthcare System
               Series D-5
               1.78%, 07/01/17 (A)                                    5,800,000
   1,800,000   Massachusetts State, HEFA
               Partners Healthcare System
               Series D-6
               1.80%, 07/01/17 (A)                                    1,800,000
   3,325,000   Massachusetts State, HEFA
               Sherrill House, Inc.
               Series A-1
               1.86%, 01/01/32 (A)
               LOC: Comerica Bank                                     3,325,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               MASSACHUSETTS (CONTINUED)

$ 13,000,000   Massachusetts State, HFA
               Housing Revenue
               Series G
               1.85%, 12/01/25 (A)
               SPA: HSBC Bank USA                                 $  13,000,000
  20,000,000   Massachusetts State, HFA
               Single-Family, AMT
               1.88%, 12/01/30 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France                     20,000,000
   5,000,000   Massachusetts State, IFA
               Buckingham Browne Nichols Issue
               1.87%, 05/01/27 (A)(B)
               LOC: State Street Bank                                 5,000,000
   5,000,000   Massachusetts State, IFA
               Governor Dummer Academy
               1.87%, 07/01/26 (A)
               LOC: Citizens Bank                                     5,000,000
   2,000,000   Massachusetts State, IFA
               KMS Cos., AMT
               1.97%, 05/01/16 (A)
               LOC: Citizens Bank                                     2,000,000
   6,190,000   Massachusetts State, SP OB
               Dedicated Tax Revenue
               Series 2267
               1.88%, 01/01/12 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital Services                    6,190,000
   5,000,000   Massachusetts State, WRA
               Series 99
               1.93%, 03/17/05
               LOC: State Street Bank & Trust                         5,000,000
   6,400,000   Massachusetts State, WRA
               Series C
               1.83%, 08/01/37 (A)
               Insured: FGIC
               SPA: FGIC SPI                                          6,400,000
   1,000,000   Massachusetts State, WRA
               Series D
               1.80%, 08/01/17 (A)
               LOC: Landesbank Baden-Wuerttemberg
               Girozentrale                                           1,000,000
   5,500,000   Milton, BAN, GO
               2.75%, 09/23/05                                        5,518,683
   2,000,000   Natick, BAN, GO
               2.00%, 04/29/05                                        2,001,727
   4,150,000   University of Massachusetts
               Building Authority Facility Revenue
               Series 2242
               1.88%, 05/01/12 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital Services                    4,150,000

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               MASSACHUSETTS (CONTINUED)

$  7,000,000   Weymouth, BAN, GO
               3.00%, 03/10/05                                    $   7,002,026
   4,849,000   Winchester, BAN, GO
               3.00%, 07/01/05                                        4,871,168
                                                                  -------------
                                                                    229,248,514
                                                                  -------------

               MISSOURI - 0.62%

   1,600,000   Missouri State, HEFA
               Bethesda Health Group, Inc.
               1.85%, 08/01/34 (A)
               LOC: U.S. Bank, N.A.                                   1,600,000
                                                                  -------------

               OREGON - 1.49%

   2,250,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 197, AMT
               1.86%, 12/01/25 (A)
               LOC: Toronto Dominion Bank                             2,250,000
   1,600,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 203, AMT
               1.86%, 12/01/26 (A)
               LOC: Toronto-Dominion Bank                             1,600,000
                                                                  -------------
                                                                      3,850,000
                                                                  -------------

               PUERTO RICO - 2.32%

   5,995,000   Puerto Rico Commonwealth
               PUTTERS, Series 441, GO
               1.87%, 01/01/09 (A)(B)
               Insured: MBIA
               SPA: JPMorgan Chase Bank                               5,995,000
                                                                  -------------

               SOUTH CAROLINA - 0.97%

   2,500,000   South Carolina Jobs, EDA, EDR
               Rock-Tenn Converting Co. Project, AMT
               1.97%, 04/01/32 (A)
               LOC: SunTrust Bank, N.A.                               2,500,000
                                                                  -------------
               TOTAL MUNICIPAL SECURITIES                           253,243,514
                                                                  -------------
               (Cost $253,243,514)

   SHARES                                                                VALUE*
   ------                                                                ------

INVESTMENT COMPANY - 1.65%

   4,251,816   Blackrock MuniCash Portfolio
               Institutional Shares
               1.74% (C)                                          $   4,251,816
                                                                  -------------
               TOTAL INVESTMENT COMPANY                               4,251,816
                                                                  -------------
               (Cost $4,251,816)

TOTAL INVESTMENTS - 99.81%                                          257,495,330
                                                                  -------------
(Cost $257,495,330)**

NET OTHER ASSETS AND LIABILITIES - 0.19%                                480,281
                                                                  -------------
NET ASSETS - 100.00%                                              $ 257,975,611
                                                                  =============

----------

*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of February 28, 2005.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of February
            28, 2005, these securities amounted to $61,005,000 or 23.65% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of February 28, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN         Bond Anticipation Note
DFA         Development Finance Agency
EDA         Economic Development Authority
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HEFA        Health and Educational Facilities Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue
IFA         Industrial Finance Authority
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
SP OB       Special Obligation
SPA         Stand-by Purchase Agreement
WRA         Water Resource Authority

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

MUNICIPAL SECURITIES - 99.87%

               FLORIDA - 2.33%

$    890,000   Pinellas County Health Facilities Authority
               Hospital Facilities, Bayfront Projects
               1.83%, 07/01/34 (A)
               LOC: SunTrust Bank, N.A.                            $    890,000
                                                                   ------------

               GEORGIA - 1.31%

     500,000   Cartersville Development Authority, IDR
               Bliss & Laughlin Steel Co., AMT
               2.02%, 12/01/18 (A)
               LOC: SunTrust Bank, N.A.                                 500,000
                                                                   ------------

               ILLINOIS - 2.49%

     950,000   Chicago Enterprise Zone
               Gardner-Gibson Project, AMT
               1.91%, 07/01/33 (A)
               LOC: Harris Trust & Savings Bank                         950,000
                                                                   ------------

               INDIANA - 2.10%

     200,000   Elkhart, EDR
               Adorn, Inc. Project, AMT
               2.02%, 08/01/05 (A)
               LOC: Harris Trust & Savings Bank                         200,000
     600,000   Indiana State Development
               Finance Authority, EDR
               Carr Metal Products Project, AMT
               2.18%, 01/01/09 (A)
               LOC: JPMorgan Chase Bank                                 600,000
                                                                   ------------
                                                                        800,000
                                                                   ------------

               MINNESOTA - 1.58%

     600,000   Mankato
               Bethany Lutheran College
               Series B
               1.85%, 11/01/15 (A)
               LOC: Wells Fargo Bank, N.A.                              600,000
                                                                   ------------

               NEW YORK - 87.05%

   1,500,000   Allegany County, IDA
               Civic Facility Revenue
               Houghton College Project
               Series A
               1.94%, 04/01/29 (A)
               LOC: KeyBank, N.A.                                     1,500,000
     400,000   Beaver River Central School District
               Beaver Falls, GO
               3.38%, 06/15/05
               Insured: FSA                                             401,595

PAR VALUE                                                                VALUE*
---------                                                                ------

               NEW YORK (CONTINUED)

$  1,500,000   Dutchess County, IDA
               Civic Facility Revenue
               Trinity-Pawling School Corp.
               1.85%, 10/01/32 (A)
               LOC: Allied Irish Bank Plc                          $  1,500,000
     400,000   Greenburgh
               Refunding & Improvement, GO
               2.25%, 05/15/05                                          400,236
   1,000,000   Hempstead, IDA, IDR
               Trigen-Nassau Energy Corp., AMT
               1.86%, 09/15/15 (A)
               LOC: Societe Generale                                  1,000,000
     500,000   Jay Street Corp.
               New York Courts Facilities
               Lease Revenue, Jay Street Project
               Series A-2
               1.78%, 05/01/20 (A)
               LOC: Landesbank Hessen-Thuringen GZ                      500,000
     500,000   Long Island Power Authority
               New York Electric System Revenue
               Series 1-B
               1.77%, 05/01/33 (A)
               LOC: State Street Bank & Trust Co.                       500,000
   1,000,000   Long Island Power Authority
               New York Electric System Revenue
               Series 2-B
               1.77%, 05/01/33 (A)
               LOC: Bayerische Landesbank                             1,000,000
   1,000,000   Metropolitan Transportation Authority
               Dedicated Tax Fund
               Series 2014
               1.89%, 05/15/08 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital Services                    1,000,000
   1,000,000   Metropolitan Transportation Authority
               MERLOTS, Series B-16
               1.88%, 11/15/27 (A)(B)
               Insured: FGIC
               SPA: Wachovia Bank, N.A.                               1,000,000
   1,000,000   Metropolitan Transportation Authority
               SP OB, BAN, Series 1-B
               1.80%, 03/04/05
               LOC: ABN AMRO Bank N.V.                                1,000,000
     500,000   Nassau County, Series A, GO
               5.00%, 07/01/05
               Insured: FGIC                                            505,061
     440,000   Nassau County, Series F, GO
               7.00%, 03/01/05
               Insured: FSA                                             440,000
   1,000,000   Nassau Health Care Corp.
               Series 2004-C-3
               1.82%, 08/01/29 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France                      1,000,000

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               NEW YORK (CONTINUED)

$  1,000,000   New York
               MERLOTS, Series C-09, GO
               1.88%, 08/01/16 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                            $  1,000,000
     300,000   New York
               Series E-5, GO
               1.78%, 08/01/10 (A)
               LOC: JPMorgan Chase Bank                                 300,000
   1,000,000   New York  (State of)
               Series 97-A
               1.98%, 04/08/05
               LOC: Bayerische Landesbank                             1,000,000
     500,000   New York & New Jersey Port Authority
               Series 870, AMT
               1.91%, 06/15/10 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital Services                      500,000
   1,000,000   New York City Municipal Water Authority
               Series 5-B
               1.90%, 03/10/05
               LOC: Bayerische Landesbank
               LOC: Westdeutsche Landesbank                           1,000,000
   1,000,000   New York City Transitional Finance Authority
               Future Tax Secured
               Series C-2
               1.77%, 08/01/31 (A)
               SPA: Landesbank Hessen-Thuringen                       1,000,000
   1,550,000   New York City Transitional Finance Authority
               Future Tax Secured
               Series C-5
               1.82%, 08/01/31 (A)
               SPA: Toronto-Dominion Bank                             1,550,000
   1,000,000   New York City, HDC
               Multi-Family Rental Housing Revenue
               Brittany Development
               Series A, AMT
               1.90%, 06/15/29 (A)
               Credit Support/SPA: FNMA                               1,000,000
     650,000   New York City, HDC
               Multi-Family Revenue
               Atlantic Court Apartments
               Series A, AMT
               1.91%, 12/01/36 (A)
               LOC: HSBC Bank                                           650,000
   1,000,000   New York City, HDC
               Multi-Family Revenue
               Series A, AMT
               1.86%, 12/01/36 (A)
               LOC: Landesbank Baden-Wuerttemberg                     1,000,000

PAR VALUE                                                                VALUE*
---------                                                                ------

               NEW YORK (CONTINUED)

$    933,300   New York City, IDA
               Abigail Press, Inc. Project, AMT
               1.90%, 12/01/18 (A)
               LOC: JPMorgan Chase Bank                            $    933,300
   1,000,000   New York City, IDA
               Civic Facility Revenue
               Allen-Stevenson School
               1.90%, 12/01/34 (A)
               LOC: Allied Irish Bank Plc                             1,000,000
   1,000,000   New York State
               Dormitory Authority Revenue
               Columbia University, Series A-2
               Mandatory Tender 06/08/05
               1.60%, 07/01/14                                        1,000,000
     100,000   New York State
               Dormitory Authority Revenue
               St. John's University
               4.80%, 07/01/05
               Insured: MBIA                                            100,869
     840,000   New York State
               Dormitory Authority Revenue
               Teresian House Housing Corp.
               1.83%, 07/01/33 (A)
               LOC: Lloyds TSB Bank Plc                                 840,000
   1,000,000   New York State
               Energy Research and Development
               Authority, Electric Facilities Revenue
               Long Island Lighting Co.
                Series A, AMT
               1.86%, 12/01/27 (A)
               LOC: Royal Bank of Scotland                            1,000,000
     500,000   New York State
               Local Government Assistance Corp.
               Series A
               5.50%, 04/01/05
               Insured: AMBAC                                           501,535
     300,000   New York State
               Local Government Assistance Corp.
               Series A
               Pre-refunded 4/01/05 @ 102
               5.70%, 04/01/08                                          306,947
     500,000   New York State Thruway Authority
               Highway & Bridge Trust Fund
               Series A
               3.00%, 04/01/05                                          500,455
   1,000,000   New York State Thruway Authority
               Highway & Bridge Trust Fund
               Series A
               5.10%, 04/01/05
               Insured: MBIA                                          1,003,027

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

PAR VALUE                                                                VALUE*
---------                                                                ------

               NEW YORK (CONTINUED)

$    300,000   New York State Thruway Authority
               Highway & Bridge Trust Fund
               Series A
               5.50%, 04/01/05
               Insured: FGIC                                       $    300,914
     500,000   New York State Thruway Authority
               State Personal Income Tax Revenue
               Series A
               2.00%, 03/15/05                                          500,019
     400,000   New York State, GO
               6.00%, 03/01/05
               Insured: AMBAC                                           400,000
     800,000   New York State, HFA
               Biltmore Tower Housing
               Series A, AMT
               1.86%, 05/15/34 (A)
               Credit Support/SPA: FNMA                                 800,000
     900,000   New York State, HFA
               Multi-Family Housing
               Second Mortgage
               Series A, AMT
               1.87%, 11/01/29 (A)
               Credit Support/SPA: FNMA                                 900,000
     500,000   New York State, HFA
               Parkledge Apartments Housing
               Series A, AMT
               1.87%, 11/01/35 (A)
               Credit Support/SPA: FNMA                                 500,000
     150,000   Southold
               Fishers Island Ferry District, GO
               3.75%, 09/01/05
               Insured: FSA                                             151,068
     200,000   Suffolk County, IDA
               Research Facility Revenue
               Cold Spring Harbor Laboratory Project
               1.80%, 07/01/23 (A)
               LOC: JPMorgan Chase Bank                                 200,000
   1,000,000   Tompkins County, IDA
               Care Community Kendal at Ithaca
               1.81%, 06/01/25 (A)
               LOC: Wachovia Bank, N.A.                               1,000,000
     500,000   Westchester County, IDA
               Levister Redevelopment Co. LLC, AMT
               1.85%, 08/01/33 (A)
               LOC: Bank of New York                                    500,000
                                                                   ------------
                                                                     33,185,026
                                                                   ------------

PAR VALUE                                                                VALUE*
---------                                                                ------

               OREGON - 1.44%

$    550,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 203, AMT
               1.86%, 12/01/26 (A)
               LOC: Toronto-Dominion Bank                          $    550,000
                                                                   ------------

               PUERTO RICO - 1.57%

     600,000   Puerto Rico Commonwealth
               Putters, Series 441, GO
               1.87%, 01/01/09 (A)(B)
               LOC: MBIA
               SPA: JPMorgan Chase Bank                                 600,000
                                                                   ------------
               TOTAL MUNICIPAL SECURITIES                            38,075,026
                                                                   ------------
               (Cost $38,075,026)

   SHARES
   ------

INVESTMENT COMPANY - 0.26%

     97,374   Blackrock MuniCash Portfolio
              Institutional Shares
              1.74% (C)                                                 97,374
                                                                  ------------
              TOTAL INVESTMENT COMPANY                                  97,374
                                                                  ------------
              (Cost $97,374)

TOTAL INVESTMENTS - 100.13%                                          38,172,400
                                                                   ------------
(Cost $38,172,400)**

NET OTHER ASSETS AND LIABILITIES - (0.13)%                              (50,429)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 38,121,971
                                                                   ============

----------
*           Security Valuation:
            Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
            Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.
**          Aggregate cost for federal tax purposes.
(A)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of February 28, 2005.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of February
            28, 2005, these securities amounted to $4,100,000 or 10.75% of net assets. These securities are deemed to be liquid.
(C)         Reflects seven-day yield as of February 28, 2005.
AMBAC       Ambac Assurance Corp.
AMT         Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
EDR         Economic Development Revenue
FGIC        Financial Guaranty Insurance Co.
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance, Inc.
GO          General Obligation Bond
HDC         Housing Development Corp.
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
SP OB       Special Obligation
SPA         Stand-by Purchase Agreement

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND


By (Signature and Title)*   /s/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                            Christopher L. Wilson, President
                            (principal executive officer)

Date  APRIL 27, 2005
    -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                            Christopher L. Wilson, President
                            (principal executive officer)

Date  APRIL 27, 2005
    -----------------------------------


By (Signature and Title)*   /s/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                            J. Kevin Connaughton, Treasurer
                            (principal financial officer)

Date  APRIL 27, 2005
    -----------------------------------

* Print the name and title of each signing officer under his or her signature.